Condensed Consolidated Interim Balance Sheets - Class of Stock [Domain] - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Current
Cash and cash equivalents	$ 6,125,108	$ 209,933	$ 3,482
Prepaid expenses and other receivables (Note 3)	158,419	81,130	505,787
Due from related parties (Note 6)	41,480	44,986	0
Total Current Assets	6,325,007	336,049	509,269
Equipment (Note 4)	100,629	77,922	6,752
Total Assets	6,425,636	413,971	516,021
Current
Accounts payable (Note 6)	208,785	308,947	120,751
Accrued liabilities	332,946	155,463	128,739
Convertible secured promissory note (Note 5)		0	119,112
Loans payable (Note 6)		0	772,146
Due to related parties (Note 7)		0	149,899
Total Liabilities	541,731	464,410	1,290,647
Shareholders' Equity (Deficiency)
Preferred Stock, par value $0.001; Authorized - 10,000,000; Special Voting Preferred Stock, authorized, issued and outstanding - 1 (December 31, 2014 - Nil)	0	0
Common Stock, Value, Issued	65,840	49,737	1,658,585
Additional paid in capital	12,076,571	4,936,456	114,284
Deficit	(6,300,655)	(5,053,982)	(2,589,235)
Accumulated other comprehensive income	42,149	17,350	41,740
Total Shareholders' Equity (Deficiency)	5,883,905	(50,439)	(774,626)
Total Liabilities and Shareholders' Equity (Deficiency)	$ 6,425,636	$ 413,971	$ 516,021